Note 1 - Basis of Presentation and General Information	6 Months Ended
Jun. 30, 2021
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.	Basis of Presentation and General Information:

The accompanying unaudited interim condensed consolidated financial statements include the accounts of Top Ships Inc. and its wholly owned subsidiaries (collectively the “Company”). Ocean Holdings Inc. was formed on January 10, 2000, under the laws of Marshall Islands and was renamed to Top Tankers Inc. and Top Ships Inc. in May 2004 and December 2007, respectively. The Company is an international provider of worldwide oil, petroleum products and bulk liquid chemicals transportation services.

As of June 30, 2021, the Company was the sole owner of all outstanding shares of the following subsidiary companies. The following list is not exhaustive as the Company has other subsidiaries relating to vessels that have been sold and that remain dormant for the periods presented in these unaudited interim condensed consolidated financial statements as well as intermediary companies that are 100% subsidiaries of the Company that own shipowning companies.

Companies	Date of Incorporation	Country of Incorporation	Activity
Top Tanker Management Inc.	May 2004	Marshall Islands	Management company

	Wholly owned Shipowning Companies (“SPC”) with vessels in operation during period ended June 30, 2021	Date of Incorporation	Country of Incorporation	Vessel	Delivery Date
1	Monte Carlo Lax Shipping Company Limited	May 2013	Marshall Islands	M/T Nord Valiant	August 2016
2	PCH Dreaming Inc.	January 2018	Marshall Islands	M/T Eco Marina Del Ray	March 2019
3	South California Inc.	January 2018	Marshall Islands	M/T Eco Bel Air	April 2019 (sold and leased back in 2020)
4	Malibu Warrior Inc.	January 2018	Marshall Islands	M/T Eco Beverly Hills	May 2019 (sold and leased back in 2020)
5	Santa Catalina Inc.	December 2018	Marshall Islands	M/T Eco Los Angeles	February 2020
6	Santa Monica Marine Inc.	December 2018	Marshall Islands	M/T Eco City of Angels	February 2020
7	Roman Empire Inc.	February, 2020	Marshall Islands	Eco West Coast	March 2021
8	Athenean Empire Inc.	February, 2020	Marshall Islands	Eco Malibu	May 2021

	Wholly owned SPCs with vessels under construction during period ended June 30, 2021	Date of Incorporation	Country of Incorporation	Vessel	Scheduled delivery date
1	Eco Oceano Ca Inc.	December, 2020	Marshall Islands	Eco Oceano Ca (Hull No. 871)	February 2022

As of June 30, 2021, the Company was the owner of 50% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Built Date
1	California 19 Inc.	May 2019	Marshall Islands	M/T Eco Yosemite Park	March 2020
2	California 20 Inc.	May 2019	Marshall Islands	M/T Eco Joshua Park	March 2020

As of June 30, 2021, the Company was the owner of 35% of outstanding shares of the following companies.

	SPC	Date of Incorporation	Country of Incorporation	Vessel	Scheduled delivery date
1	Julius Caesar Inc.	May 2020	Marshall Islands	Julius Caesar (Hull No. 3213)	Jan 2022
2	Legio X Inc.	December 2020	Marshall Islands	Legio X Equestris (Hull No. 3214)	Feb 2022

The accompanying unaudited interim condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2020, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 23, 2021.

These unaudited interim condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the six months ended June 30, 2021 are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2021.

On March 11, 2020, the World Health Organization declared the recent novel coronavirus (“COVID-19”) outbreak a pandemic. In response to the pandemic, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the pandemic, such as quarantines and travel restrictions. Such measures have caused and will likely continue to cause severe trade disruptions. During the period ended June 30, 2021 we encountered certain prolonged delays embarking and disembarking crew onto our ships as a result of restrictions at ports placed by various countries due to COVID-19 resulting to an increase in off-hire days or approximately $344 reduction in revenue and a slight increase in operating expenses relating to crew.

The extent to which COVID-19 will impact the Company's future results of operations and financial condition, including possible vessel impairments, will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may emerge concerning the severity of the virus and the additional actions to contain or treat its impact, among others the distribution of the vaccine.

On January 6, 2021 the Company sold to a related party affiliated with the Company’s Chief Executive Officer, Director and President, Mr. Evangelos J. Pistiolis (the “Buyer”) three shipowning companies that own M/T Eco Van Nuys (Hull No 2789), M/T Eco Santa Monica (Hull No 2790) and M/T Eco Venice Beach (Hull No 2791) in exchange for:

●	$10,000 in cash.
●

100% ownership in a Marshall Islands company that is a party to a shipbuilding contract for a high specification scrubber fitted Suezmax Tanker currently under construction at Hyundai Samho shipyard with expected delivery in February 2022 (M/T Eco Oceano Ca - Hull No 871). The shipowning company is party to a time charter, starting from the vessel’s delivery, with Central Tankers Chartering, a related party affiliated with the family of Mr. Evangelos J. Pistiolis, for a firm duration of five years at a gross daily rate of $32,450, with a charterer’s option to extend for two additional years at $33,950 and $35,450.

●

35% ownership in one Marshall Islands company that is a party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker currently under construction at Hyundai Heavy Industries shipyard with expected delivery in January 2022 (Julius Caesar - Hull No. 3213). The shipowning company is party to a time charter, starting from the vessel’s delivery, with a major oil trader, for a firm duration of three years at a gross daily rate of $36,000, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●

35% ownership in one Marshall Islands company that is a party to a shipbuilding contract for a high specification scrubber fitted VLCC tanker currently under construction at Hyundai Heavy Industries shipyard with expected delivery in February 2022 (Legio X Equestris - Hull No. 3214). The shipowning company is party to a time charter, starting from the vessel’s delivery, with a major oil trader, for a firm duration of three years at a gross daily rate of $35,750, with a charterer’s option to extend for two additional years at $39,000 and $41,500.

●	A settlement of $1,150 in related party payables to the Buyer.

The Buyer remains the guarantor on the shipbuilding contracts towards the shipyard and in addition, the Buyer provided the Company with an option for a credit line up to 10% of the total shipbuilding cost at market terms, to be negotiated when the option is exercised, amounting to $23,815. The transaction was approved by a special committee composed of independent members of the Company's board of directors, (the “Transaction Committee”). The Transaction Committee obtained a fairness opinion relating to this transaction from an independent financial advisor.

The Company accounted for the abovementioned acquisitions as a transfer of assets between entities under common control and has recognized the vessels at their historical carrying amounts at the date of transfer. The Company consolidates the 100% acquired shipowning company (M/T Eco Oceano Ca - Hull No 871) and treats the acquisition of the 35% shipowning companies (Julius Caesar - Hull No. 3213 and Legio X Equestris - Hull No. 3214) as investments in affiliates.

The amount of the consideration exchanged in excess of the historical carrying value of the net assets acquired in the six months ended June 30, 2021 amounted to $9,793 and is recognized as a reduction to the Company’s additional paid in capital is presented as Excess of consideration over the carrying value of acquired assets in the Company’s accompanying unaudited interim condensed consolidated statement of stockholders' equity.  An analysis of the consideration exchanged in excess of the historical carrying value of the net assets acquired is presented in the table below:

Carrying value of net assets of companies sold	24,074
Less: Carrying value of net assets of companies acquired	(3,131)
Less: Consideration received in cash	(10,000)
Less: Settlement of related party payables	(1,150)
Excess of consideration over acquired assets	9,793